Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017
Proceeds from Sale of Debt Securities, Available-for-sale	$ 0.5
AvailableForSaleSecuritiesGross Realized Gains Losses Sale Proceeds Net of Tax	0.4
Fair Value, Inputs, Level 1 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.4	$ 0.2	$ 0.3
Total Derivative Assets	0.0	0.0	0.0
Total Assets	0.4	0.2	0.3
Debt Instrument, Fair Value Disclosure			0.0
Total Liabilities	0.0	0.0	0.0
Fair Value, Inputs, Level 1 [Member] | Subsidiaries [Member] | Interest Rate Contract [Member]
Total Derivative Assets	0.0	0.0	0.0
Fair Value, Inputs, Level 2 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	7.7	8.2	8.8
Total Derivative Assets	1.5	0.2	1.5
Total Assets	9.2	8.4	10.3
Debt Instrument, Fair Value Disclosure			640.6
Total Liabilities	576.1	613.4	640.6
Fair Value, Inputs, Level 2 [Member] | Subsidiaries [Member] | Interest Rate Contract [Member]
Total Derivative Assets	1.5	0.2	1.5
Fair Value, Inputs, Level 3 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Total Derivative Assets	0.0	0.0
Total Assets	0.0	0.0	0.0
Debt Instrument, Fair Value Disclosure			17.8
Total Liabilities	17.7	17.6	17.8
Fair Value, Inputs, Level 3 [Member] | Subsidiaries [Member] | Interest Rate Contract [Member]
Total Derivative Assets	0.0	0.0
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	3.5	3.9	4.2
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	4.0	4.1	4.3
Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.4	0.2	0.3
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Hedge Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Hedge Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.1	0.1	0.2
Hedge Funds [Member] | Fair Value, Inputs, Level 3 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Tangible Assets [Member] | Fair Value, Inputs, Level 1 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Tangible Assets [Member] | Fair Value, Inputs, Level 2 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.1	0.1	0.1
Tangible Assets [Member] | Fair Value, Inputs, Level 3 [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.0	0.0
Debt [Member] | Fair Value, Inputs, Level 1 [Member] | Subsidiaries [Member]
Debt Instrument, Fair Value Disclosure	0.0	0.0
Debt [Member] | Fair Value, Inputs, Level 2 [Member] | Subsidiaries [Member]
Debt Instrument, Fair Value Disclosure	576.1	613.4
Debt [Member] | Fair Value, Inputs, Level 3 [Member] | Subsidiaries [Member]
Debt Instrument, Fair Value Disclosure	17.7	17.6
Fair Value [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	8.1	8.4	9.1
Total Derivative Assets	1.5	0.2	1.5
Total Assets	9.6	8.6	10.6
Total Liabilities	593.8	631.0	658.4
Fair Value [Member] | Subsidiaries [Member] | Interest Rate Contract [Member]
Total Derivative Assets	1.5	0.2	1.5
Fair Value [Member] | Equity Securities [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	3.5	3.9	4.2
Fair Value [Member] | Debt Securities [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	4.0	4.1	4.3
Fair Value [Member] | Money Market Funds [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.4	0.2	0.3
Fair Value [Member] | Hedge Funds [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.1	0.1	0.2
Fair Value [Member] | Tangible Assets [Member] | Subsidiaries [Member]
Total Master Trust Assets, Fair Value	0.1	0.1	0.1
Fair Value [Member] | Debt [Member] | Subsidiaries [Member]
Debt Instrument, Fair Value Disclosure	593.8	631.0	658.4
Long-term Debt, Fair Value	$ 593.8	$ 631.0	$ 658.4